Consolidated Statements of Cash Flows (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance as of beginning		$ 9,033,054
Cash flow	$ (18,061)
Acquisition
Foreign currency exchange
UF Inflation effect	418,087
Fair value changes
Balance as of ending	9,433,080
Subordinated bonds
Balance as of beginning		1,733,870
Cash flow
Acquisition
Foreign currency exchange
UF Inflation effect	80,069
Fair value changes
Balance as of ending	1,813,939
Senior bonds
Balance as of beginning		7,080,472
Cash flow	508,377
Acquisition
Foreign currency exchange
UF Inflation effect	336,536
Fair value changes
Balance as of ending	7,925,385
Mortgage bonds
Balance as of beginning		81,623
Cash flow	(7,545)
Acquisition
Foreign currency exchange
UF Inflation effect	353
Fair value changes
Balance as of ending	74,431
Paid dividend
Balance as of beginning
Cash flow	(485,191)
Acquisition
Foreign currency exchange
Fair value changes
Balance as of ending	(485,191)
Lease obligations
Balance as of beginning		$ 137,089
Cash flow	(33,702)
Acquisition
Foreign currency exchange
UF Inflation effect	1,129
Fair value changes
Balance as of ending	$ 104,516